UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21142
Investment Company Act File Number
Eaton Vance Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Municipal Bond Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.2%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.4%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$2,789,034

		$2,789,034

General Obligations — 1.0%
$7,500	Port of Houston Authority, TX, (Harris County), 5.00%, 10/1/35	$7,525,275

		$7,525,275

Hospital — 11.7%
$11,940	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$10,844,386
2,500	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	2,240,350
5,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,432,950
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	17,876,520
620	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	563,667
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,191,852
1,870	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,715,388
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,513,963
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,676,647
7,190	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,962,221
8,310	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,444,278
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,418,100
8,165	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	7,800,514
4,295	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	3,737,509
10,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	8,803,900
100	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	92,538
900	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	832,842
10,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	9,238,600

		$89,386,225

Industrial Development Revenue — 1.7%
$1,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,143,169
12,775	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	11,667,280

		$12,810,449

Insured-Electric Utilities — 12.1%
$5,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,153,250
1,350	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,391,728
13,895	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	11,967,208
2,735	Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,714,159
60,755	South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37(1)	60,758,032
7,840	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	8,129,845
2,170	Springfield, MO, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,054,708

		$92,168,930

Insured-Escrowed/Prerefunded — 0.1%
$525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$621,154

		$621,154

Insured-General Obligations — 20.7%
$9,705	Alamo, TX, Community College District, (BHAC), (NPFG), 4.75%, 8/15/32(1)	$9,442,286
34,035	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/45	2,920,543
35,370	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/46	2,798,121

Principal
Amount
(000’s omitted)	Security	Value
$32,690	Chicago, IL, Board of Education, (FGIC), (NPFG), 0.00%, 12/1/21	$18,307,381
12,465	Clark County, NV, (AMBAC), 2.50%, 11/1/36	7,509,539
10,055	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	6,568,228
14,330	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	12,195,690
2,640	Goose Creek, TX, Consolidated Independent School District, (FGIC), (NPFG), (PSF Guaranteed), 4.55%, 2/15/29	2,645,887
2,775	Goose Creek, TX, Consolidated Independent School District, (FGIC), (NPFG), (PSF Guaranteed), 4.55%, 2/15/30	2,766,092
15,725	Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	9,891,340
50,650	Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	30,091,671
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	6,714,890
7,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	6,718,250
2,140	North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	1,829,721
8,955	Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,948,732
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	9,948,453
12,750	Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,294,182
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	6,696,630

		$158,287,636

Insured-Hospital — 19.7%
$8,250	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,341,080
11,000	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	10,412,270
3,950	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	4,032,832
1,050	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,071,368
11,500	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	10,926,495
6,455	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	6,469,136
15,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,533,945
3,795	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,598,267
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	13,809,144
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,409,850
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,708,003
1,675	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,680,946
19,150	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	17,253,001
5,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,174,505
2,915	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	2,819,854
3,750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,627,388
190	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	183,798
13,115	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,459,531
5,795	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,982,990
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,636,490
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,512,983

		$150,643,876

Principal
Amount
(000’s omitted)	Security	Value
Insured-Industrial Development Revenue — 1.2%
$9,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$8,958,510

		$8,958,510

Insured-Lease Revenue/Certificates of Participation — 12.1%
$15,000	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$12,314,700
2,910	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	3,029,077
24,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	23,387,520
42,750	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	40,702,703
13,000	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	12,922,390

		$92,356,390

Insured-Other Revenue — 5.8%
$37,800	Golden State Tobacco Securitization Corp., CA,, (AGC), 5.00%, 6/1/45(1)	$34,194,258
16,795	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,843,393
6,750	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,435,800

		$44,473,451

Insured-Private Education — 3.2%
$8,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$8,053,120
7,865	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,760,867
9,570	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	8,432,893

		$24,246,880

Insured-Solid Waste — 0.6%
$2,760	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,856,710
1,575	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,600,547

		$4,457,257

Insured-Special Tax Revenue — 12.3%
$18,005	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$13,031,839
18,680	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,827,294
1,175	Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,178,513
34,260	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	7,131,562
15,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	8,732,100
600	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	101,856
8,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/39	1,047,760
14,150	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	12,421,577
5,785	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	5,329,952
196,275	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	10,231,816
26,815	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	2,989,872
78,410	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,089,560
49,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	4,745,302
1,075	Sunrise, FL, Public Facilities, (NPFG), 0.00%, 10/1/20	656,341
10,800	Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,565,100

		$94,080,444

Insured-Student Loan — 1.2%
$9,000	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$9,077,490

		$9,077,490

Insured-Transportation — 27.8%
$21,640	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$19,667,515
13,360	Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/38(1)	12,479,444
8,080	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	7,668,647

Principal
Amount
(000’s omitted)	Security	Value
$10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	$983,839
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	224,781
15,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(2)	2,856,750
10,200	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	5,178,540
25,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	2,724,250
7,800	Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,832,292
6,710	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,434,756
10,150	Maryland Transportation Authority, (AGM), 4.50%, 7/1/41(1)	9,382,457
20,995	Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	21,223,845
14,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,143,920
1,785	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,765,597
14,055	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	12,591,453
13,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	13,621,790
1,015	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,039,725
1,160	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,181,947
20,000	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,403,600
10,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,314,900
1,605	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	609,868
1,950	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	680,336
1,000	Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	319,850
26,215	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	8,313,563
24,895	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	14,677,594
18,490	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	16,200,014

		$212,521,273

Insured-Water and Sewer — 13.7%
$2,000	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$1,990,440
1,015	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	895,189
3,185	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,321,605
1,985	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	2,055,726
3,170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,232,798
3,570	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,613,375
13,670	Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	7,575,504
1,100	DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32	1,133,891
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,400,380
2,000	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	1,873,260
27,570	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,438,215
5,540	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,777,444
9,500	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	10,081,210
27,670	Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,525,562

		$104,914,599

Insured-Water Revenue — 10.6%
$53,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$52,034,635
1,070	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,099,200
18,865	Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	15,979,598
5,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,737,178
7,375	San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	6,230,695

		$81,081,306

Other Revenue — 0.4%
$2,920	Main Street Natural Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,835,904

		$2,835,904

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 10.9%
$14,700	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$14,666,778
15,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,105,150
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,038,280
8,790	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	9,339,814
11,800	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(3)	13,318,542
15,340	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	15,440,324
13,500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,603,410

		$83,512,298

Public Education — 0.6%
$4,450	University of California, 5.25%, 5/15/39	$4,511,410

		$4,511,410

Senior Living/Life Care — 0.2%
$1,175	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,173,038

		$1,173,038

Transportation — 6.1%
$8,275	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,217,820
6,500	Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,369,935
14,545	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	13,129,044
2,915	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,735,028
3,480	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,232,259
5,000	Pennsylvania Turnpike Commission, 0.00%, 12/1/34	3,720,000
4,300	Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,170,914
5,000	Port Authority of New York and New Jersey, 5.00%, 7/15/39	4,951,100

		$46,526,100

Water and Sewer — 1.8%
$2,735	Charleston, SC, Waterworks and Sewer, 5.00%, 1/1/35	$2,800,968
3,940	Charlotte, NC, Water and Sewer, 5.00%, 7/1/38	4,040,352
1,445	Marco Island, FL, Utility System, 5.00%, 10/1/34	1,351,537
6,325	Marco Island, FL, Utility System, 5.00%, 10/1/40	5,951,952

		$14,144,809

Water Revenue — 1.3%
$10,000	King County, WA, Sewer Revenue, 5.00%, 1/1/45	$9,815,500

		$9,815,500

Total Tax-Exempt Investments — 177.2% (identified cost $1,462,132,083)		$1,352,919,238

Other Assets, Less Liabilities — (77.2)%		$(589,519,692)

Net Assets — 100.0%		$763,399,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		California	17.9%
		Texas	13.1%
		Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 79.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 25.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Defaulted bond.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	30 U.S. 30-Year Treasury Bond	Short	$(3,748,081)	$(3,663,750)	$84,331

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$30,000,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	$268,926
JPMorgan Chase Co.	19,525,000	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	(26,318)

					$242,608

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $353,257 and $26,318, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$845,538,583

Gross unrealized appreciation	$7,319,744
Gross unrealized depreciation	(115,109,089)

Net unrealized depreciation	$(107,789,345)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,352,919,238	$—	$1,352,919,238

Total Investments	$—	$1,352,919,238	$—	$1,352,919,238

Futures Contracts	$84,331	$—	$—	$84,331
Interest Rate Swaps	—	268,926	—	268,926

Total	$84,331	$1,353,188,164	$—	$1,353,272,495

Liability Description

Interest Rate Swaps	$—	$(26,318)	$—	$(26,318)

Total	$—	$(26,318)	$—	$(26,318)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund
By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: February 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: February 23, 2011